CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)	100,000,000	131,411,372
Redeemable convertible preferred stock, shares issued (in shares)	0	88,434,754
Redeemable convertible preferred stock, shares outstanding (in shares)	0	88,434,754
Redeemable convertible preferred stock, liquidation preference	$ 0	$ 41,791
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,000,000,000	210,956,516
Common stock, shares issued (in shares)	172,200,417	33,327,294
Common stock, shares outstanding (in shares)	172,200,417	33,327,294
Warrant liabilities	$ 7,626	$ 49,293
Related Party
Warrant liabilities	$ 2,669	$ 0